FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of derivative liabilities	$ (13,000,000)			$ (13,000,000)
Apollo Strategic Growth Capital
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	60,098,285	$ 55,943,533	$ 74,642,310	55,943,533	$ 74,642,310
Transfer to Level 1		0			0
Change in fair value of derivative liabilities		(4,154,752)	24,785,058		18,698,777	$ (16,889,088)
Ending Balance		60,098,285			55,943,533	74,642,310
Recurring | Level 3 | Apollo Strategic Growth Capital
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 22,797,295	21,092,973	23,455,550	$ 21,092,973	23,455,550	0
Transfer to Level 1						(39,745,978)
Change in fair value of derivative liabilities		1,704,322	(7,904,318)		(2,362,577)	5,448,306
Ending Balance		$ 22,797,295	$ 15,551,232		$ 21,092,973	$ 23,455,550